Property Acquisition (Details) - Oil Properties In Peace River Area - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2017	Jan. 20, 2017
Disclosure of detailed information about business combination [line items]
Discount Rate Used In Business Combination		12.00%
Consideration for the acquisition:
Cash paid		CAD 66,084
Total consideration		66,084
Purchase price equation:
Oil and gas properties		89,526
Crude oil inventory		988
Trade and other payables		(5,400)
Asset retirement obligations		(19,030)
Total net assets acquired		CAD 66,084
Revenue of acquiree since acquisition date	CAD 61,000
Profit (loss) of acquiree since acquisition date	CAD 10,800